Gratuity and other post-employment benefit plans (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense
a)
Consolidated statement of profit or loss and OCI

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Net employees benefit expense recognised in 'Employee benefits expense'
Current service cost	52	73	95	1
Interest cost on benefit obligation	12	16	20	0
Net benefit expense*	64	89	115	1

* This amount is inclusive of amount capitalised in different projects.

Net (expense) / income recognised in OCI	3	(18)	50	1

Summary of defined benefit plan liability recognized in statement of financial position	b) Consolidated statement of financial position

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Defined benefit liability
Present value of unfunded obligation	300	315	4
Net liability	300	315	4

Summary of change in present value of defined benefit obligation

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	189	231	300	4
Current service cost	52	73	95	1
Interest cost	12	16	20	0
Benefits paid	(20)	(34)	(50)	(1)
Remeasurements during the year due to:
- Experience adjustments	6	10	(8)	(0)
- Change in financial assumptions	(10)	4	9	0
- Change in demographic assumptions	2	-	(51)	(1)
Closing defined benefit obligation	231	300	315	4

Summary of principal assumptions used in defined benefit plan	c) Principal assumptions used in determining gratuity obligations

	For the year ended March 31,
	2023	2024	2025
Discount rate	7.40%	7.20%	6.60%
Salary escalation	10.00%	10.00%	10.00%

Summary of sensitivity analysis for significant actuarial assumptions

The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

	Change in	Impact on provision for gratuity as at March 31,
Particulars	assumptions	2024	2025	2025
		(INR)	(INR)	(USD)
Discount rate	+ 0.5%	289	314	4
	- 0.5%	312	330	4
Salary escalation	+ 0.5%	309	328	4
	- 0.5%	292	316	4

Summary of maturity analysis of defined benefit payments
d)
Projected plan cash flow

The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

	As at March 31,
Maturity profile	2024	2025	2025
	(INR)	(INR)	(USD)
Within next 12 months	33	52	1
From 2nd to 5th year	127	192	2
From 6th to 9th year	122	117	1
From 10th year and beyond	299	108	1

Defined Contribution Plan [Member]
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense

	For the year ended March 31,
Defined contribution plan	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	210	311	347	4